Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	£ (24)	£ (50)
Change in value of hedging instrument used to determine hedge ineffectiveness	26	(31)
Nominal amounts of hedging instruments	599	172
Hedging gains/(losses) recognised in OCI	26	(31)
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	0	(89)
Change in value of hedging instrument used to determine hedge ineffectiveness	0	(5)
Nominal amounts of hedging instruments	0	(88)
Hedging gains/(losses) recognised in OCI	0	(5)
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0